SHAREHOLDERS EQUITY (DEFICIT) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended
	Feb. 04, 2022	Jan. 25, 2022	Dec. 07, 2021	Nov. 03, 2021	Aug. 11, 2021	Aug. 31, 2021	Nov. 22, 2021	Nov. 11, 2021
Shareholders' Equity (Deficit)
Dividends per share declared							$ 0.32	$ 0.08
Dividend declared		$ 2,751	$ 2,751		$ 10,000
Dividend paid					$ 10
Dividend declared (in dollars per share)	$ 0.08					$ 0.36
Dividend paid (in dollars per share)						$ 0.36
Initial public offering
Shareholders' Equity (Deficit)
Number of shares issued				6,900,000
Public offering price				$ 13.00
Net proceeds from the sale of shares				$ 78,581
Underwriter discounts and commissions, fees and expenses				11,119
Initial public offering | Kanders & Company, Inc
Shareholders' Equity (Deficit)
Underwriter discounts and commissions, fees and expenses				$ 2,250
Over-Allotment Option
Shareholders' Equity (Deficit)
Number of shares issued				900,000